INVESTMENTS (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	$ 109,802
Gross unrealized gains	0
Gross unrealized loss	(187)
Fair value	109,615
Bank deposits
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	36,308
Gross unrealized gains	0
Gross unrealized loss	0
Fair value	36,308
Agency bonds
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	37,616
Gross unrealized gains	0
Gross unrealized loss	(184)
Fair value	37,432
Municipal bonds
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	6,327
Gross unrealized gains	0
Gross unrealized loss	(3)
Fair value	6,324
Commercial paper
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	29,551
Gross unrealized gains	0
Gross unrealized loss	0
Fair value	29,551
Total held-to-maturity marketable securities
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	73,494
Gross unrealized gains	0
Gross unrealized loss	(187)
Fair value	$ 73,307